Related Party Transactions (Details) - Schedule of Related Parties Transaction $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Sale of goods and services [Member]
Related Party Transactions (Details) - Schedule of Related Parties Transaction [Line Items]
Revenue	$ 105
Purchase of goods and services [Member]
Related Party Transactions (Details) - Schedule of Related Parties Transaction [Line Items]
Operating expenses	$ 5,230